WARRANTS (Details) - Warrants [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrants Outstanding
Outstanding - beginning	939,712	939,712	939,712	911,602
Granted - Convertible Promissory Note	120,000	0	28,110	28,110
Expired	0	0	0	0
Outstanding - end	105,712	939,712	939,712	939,712
Exercise Price Per Share
Granted - Convertible Promissory Note, exrecise price per share	$ 5.00	$ 0	$ 6.00	$ 6.00
Expired - Convertible Promissory Note, exrecise price per share	0	0
Price per share on date of issuance
Granted - Convertible Promissory Note, price per share on the date of issuance	4.66	0	4.95	4.95
Expired - Convertible Promissory Note, price per share on the date of issuance	0	0
Minimum [Member]
Price per share on date of issuance
Outstanding - beginning	6.00	6.00	6.00	7.65
Outstanding - end	5.00	6.00	6.00	6.00
Price per share, Outstanding beginning	4.95	4.95	4.95	8.55
Price per share, Outstanding ending	4.66	4.95	4.95	4.95
Maximum [Member]
Price per share on date of issuance
Outstanding - beginning	11.25	11.25	11.25	11.25
Outstanding - end	11.25	11.25	11.25	11.25
Price per share, Outstanding beginning	15.00	15.00	15.00	15.00
Price per share, Outstanding ending	$ 15.00	$ 15.00	$ 15.00	$ 15.00